Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

8. Inventories

As of December 31, 2018 and 2019, inventories represented products, of which amounting to RMB250,889 and RMB260,677, respectively, were pledged to a domestic bank for bank loans (see Note 13 and Note 14).